The Caldwell & Orkin Funds, Inc.

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

February 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Caldwell & Orkin Funds, Inc. (the "Company") File Nos. 033-35156 and 811-06113

Ladies and Gentlemen:

The Caldwell & Orkin – Gator Capital Long/Short Fund (the “Fund”), a series of the Company, hereby transmits for filing under the Securities Act of 1933 as amended, exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectuses of the Fund, as supplemented and filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on January 30, 2019. The Prospectuses and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at (513) 587-3433.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi, Esq.

Secretary